Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Sales and services rendered	$ 1,264	$ 989
Purchases	29	156
Trade receivables	5,536	4,622
Accrued and other receivables	3,954	4,043
Trade payables	$ 150	$ 166